CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Loss from operations	$ 1,104			$ 1,247,217
OTHER INCOME (EXPENSE)
Other expense, net				(2,091,321)
NET LOSS	$ (1,104)			$ (3,338,538)
Net loss per share of common stock-diluted					$ (18.06)	$ (10.92)
Weighted average shares of common stock-diluted					1,338,666	928,597
ENERGY VAULT HOLDINGS, INC
OPERATING EXPENSES
Sales and marketing		$ 442,658	$ 258,532		$ 311,135	$ 932,905
Research and development		4,920,320	4,874,486		8,519,541	2,064,590
General and administrative		8,620,769	4,435,161		5,674,756	7,015,163
Loss from operations		16,716,941	9,568,179		14,505,432	10,012,658
OTHER INCOME (EXPENSE)
Change in fair value of derivative			(5,217,104)		(11,923,000)	776,407
Interest expense		(6,799)	(16,045)		(128,134)	(1,191,368)
Other income (expense), net		(1,865,542)	1,173,497		2,386,395	286,982
Other expense, net		(1,872,341)	(4,059,652)		(9,664,739)	(127,979)
Loss before provision for income taxes		(18,589,282)	(13,627,831)		(24,170,171)	(10,140,637)
PROVISION FOR INCOME TAXES					(830)	(810)
NET LOSS		$ (18,589,282)	$ (13,627,831)		$ (24,171,001)	$ (10,141,447)
Net loss per share of common stock-basic		$ (10.41)	$ (10.62)		$ (18.06)	$ (10.92)
Net loss per share of common stock-diluted		$ (10.41)	$ (10.62)
Weighted average shares of common stock-basic		1,785,436	1,283,342		1,338,666	928,597
Weighted average shares of common stock-diluted		1,785,436	1,283,342
OTHER COMPREHENSIVE INCOME (LOSS)-NET OF TAX
Actuarial loss on pension		$ (295,255)	$ (117,100)		$ (183,928)	$ (264,307)
Foreign currency translation loss		301,901	(486,623)		(1,250,390)	(174,246)
Total Comprehensive Loss		$ (17,992,126)	$ (14,231,554)		$ (25,605,319)	$ (10,580,000)